March 5, 1997


EDGAR Postmaster, BDM: Postmaster


  Re:SunAmerica Series Trust
Securities Act File No. 33-52742
Post-Effective Amendment No. 10

Ladies and Gentlemen:

I hereby represent that, with respect
to the Prospectus and Statement of
Additional Information of the above-
referenced Trust, dated February 28, 1997, no changes were made from the Prospectus and the Statement of Additional Information contained in of the Post Effective Amendment
No. 10 to the Trust's Registration Statement on Form N-1A, which was filed with the Commission on February 28, 1997.

Please provide a Notice of Acceptance
for receipt of this filing.


Very truly yours

/s/ Robert M. Zakem
Robert M. Zakem
Senior Vice President
and General Counsel